Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Entity File Number	001-38159
Entity Registrant Name	BRITISH AMERICAN TOBACCO P.L.C.
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Entity Central Index Key	0001303523
Current Fiscal Year End Date	--12-31